UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                        New York, NY          February 14, 2011
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:        $392,737
                                                (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP

(2)     028-13388               Arrow Offshore, Ltd.


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

                                                  FORM 13F INFORMATION TABLE
                                                 Arrow Capital Management, LLC
                                                       December 31, 2010


COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6        COLUMN 7      COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION      MNGRS  SOLE   SHARED  NONE
ACCRETIVE HEALTH INC               COM        00438V103     3,498    215,255 SH         SHARED-DEFINED   1               215,255
ACCRETIVE HEALTH INC               COM        00438V103       975     59,987 SH         SHARED-DEFINED   2                59,987
BECTON DICKINSON & CO              COM        075887109     4,521     53,492 SH              SOLE       NONE   53,492
COLGATE PALMOLIVE CO               COM        194162103    36,371    452,550 SH         SHARED-DEFINED   1               452,550
COLGATE PALMOLIVE CO               COM        194162103     8,491    105,647 SH         SHARED-DEFINED   2               105,647
COLGATE PALMOLIVE CO               COM        194162103    27,985    348,199 SH              SOLE       NONE  348,199
COLGATE PALMOLIVE CO               COM        194162103    13,992    174,100     CALL   SHARED-DEFINED   1               174,100
COLGATE PALMOLIVE CO               COM        194162103     5,714     71,100     CALL   SHARED-DEFINED   2                71,100
COLGATE PALMOLIVE CO               COM        194162103    21,555    268,200     CALL        SOLE       NONE  268,200
DIAGEO P L C                   SPON ADR NEW   25243Q205     4,348     58,500 SH              SOLE       NONE   58,500
DIAMOND HILL INVESTMENT GROU     COM NEW      25264R207     5,471     75,631 SH         SHARED-DEFINED   1                75,631
DIAMOND HILL INVESTMENT GROU     COM NEW      25264R207     1,710     23,634 SH         SHARED-DEFINED   2                23,634
FXCM INC                         COM CL A     302693106     1,302     98,288 SH         SHARED-DEFINED   1                98,288
FXCM INC                         COM CL A     302693106       354     26,712 SH         SHARED-DEFINED   2                26,712
GOOGLE INC                         CL A       38259P508     6,625     11,153 SH         SHARED-DEFINED   1                11,153
GOOGLE INC                         CL A       38259P508     1,770      2,980 SH         SHARED-DEFINED   2                 2,980
IAC INTERACTIVECORP           COM PAR $.001   44919P508       290     10,114 SH              SOLE       NONE   10,114
INTERVAL LEISURE GROUP INC         COM        46113M108    15,490    959,709 SH         SHARED-DEFINED   1               959,709
INTERVAL LEISURE GROUP INC         COM        46113M108     5,274    326,780 SH         SHARED-DEFINED   2               326,780
ISHARES INC                   MSCI SINGAPORE  464286673    14,049  1,014,400 SH         SHARED-DEFINED   1             1,014,400
ISHARES INC                   MSCI SINGAPORE  464286673     3,808    274,965 SH         SHARED-DEFINED   2               274,965
JOHNSON & JOHNSON                  COM        478160104     3,930     63,534 SH              SOLE       NONE   63,534
JOHNSON & JOHNSON                  COM        478160104    31,018    501,500     CALL   SHARED-DEFINED   1               501,500
JOHNSON & JOHNSON                  COM        478160104    11,015    178,100     CALL   SHARED-DEFINED   2               178,100
JOHNSON & JOHNSON                  COM        478160104    12,370    200,000     CALL        SOLE       NONE  200,000
KRAFT FOODS INC                    CL A       50075N104     4,260    135,200     CALL   SHARED-DEFINED   1               135,200
KRAFT FOODS INC                    CL A       50075N104     1,418     45,000     CALL   SHARED-DEFINED   2                45,000
MASTERCARD INC                     CL A       57636Q104     7,064     31,520 SH              SOLE       NONE   31,520
MCDONALDS CORP                     COM        580135101     5,009     65,252 SH              SOLE       NONE   65,252
MEAD JOHNSON NUTRITION CO          COM        582839106    10,314    165,689 SH         SHARED-DEFINED   1               165,689
MEAD JOHNSON NUTRITION CO          COM        582839106     2,085     33,500 SH         SHARED-DEFINED   2                33,500
PFIZER INC                         COM        717081103     3,632    207,411 SH              SOLE       NONE  207,411
PHILIP MORRIS INTL INC             COM        718172109    12,344    210,900 SH         SHARED-DEFINED   1               210,900
PHILIP MORRIS INTL INC             COM        718172109     3,342     57,100 SH         SHARED-DEFINED   2                57,100
PHILIP MORRIS INTL INC             COM        718172109    17,491    298,837 SH              SOLE       NONE  298,837
PHILIP MORRIS INTL INC             COM        718172109    11,706    200,000     CALL   SHARED-DEFINED   1               200,000
PHILIP MORRIS INTL INC             COM        718172109     3,512     60,000     CALL   SHARED-DEFINED   2                60,000
PRIMERICA INC                      COM        74164M108    22,142    913,057 SH         SHARED-DEFINED   1               913,057
PRIMERICA INC                      COM        74164M108     5,927    244,413 SH         SHARED-DEFINED   2               244,413
PRIMERICA INC                      COM        74164M108     5,687    234,502 SH              SOLE       NONE  234,502
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308    15,992    545,600     CALL   SHARED-DEFINED   1               545,600
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308     5,299    180,800     CALL   SHARED-DEFINED   2               180,800
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308     2,295     78,300     CALL        SOLE       NONE   78,300
SPDR GOLD TRUST                  GOLD SHS     78463V107     2,454     17,687 SH         SHARED-DEFINED   1                17,687
SPDR GOLD TRUST                  GOLD SHS     78463V107       668      4,813 SH         SHARED-DEFINED   2                 4,813
UNILEVER N V                   N Y SHS NEW    904784709     3,974    126,546 SH              SOLE       NONE  126,546
VISA INC                         COM CL A     92826C839     4,197     59,634 SH              SOLE       NONE   59,634







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